Summary of Significant Accounting Policies (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of cash balances by geographic area
Total cash and cash equivalents	$ 99,504	$ 1,159,611	$ 544,377	$ 386,821	$ 732,371
Total cash and cash equivalents (Percentage)		100.00%		100.00%
United States [Member]
Summary of cash balances by geographic area
Total cash and cash equivalents		8,779		17,372
Total cash and cash equivalents (Percentage)		0.80%		4.50%
China [Member]
Summary of cash balances by geographic area
Total cash and cash equivalents		$ 1,150,832		$ 369,449
Total cash and cash equivalents (Percentage)		99.20%		95.50%